Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT FUNDS
Entity Central Index Key	0000824036
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000018545
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Trading Symbol	RIFAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The U.S. large cap equity market maintained its strong upward trajectory in 2024 (with the Russell 1000® Index returning 24.51%) driven by solid earnings, robust consumer spending and continued excitement around artificial intelligence. While the market was strong, it was led by unusual characteristics such as extremely narrow market concentration, which distinguished the second quarter specifically, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. The final quarter of 2024 saw the market rally around dynamic growth names following Trump’s re-election, leading to marked outperformance. Overall, communication services and information technology were the best performing sectors in the Russell 1000® Index, while materials and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the materials sector detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC (“RIM”) fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	U.S. Strategic Equity Fund	Russell 1000® Index
2014	10,000	10,000
2015	10,111	10,092
2016	11,186	11,308
2017	13,512	13,761
2018	12,209	13,102
2019	15,904	17,220
2020	19,696	20,830
2021	23,713	26,340
2022	18,767	21,302
2023	23,701	26,953
2024	28,561	33,560

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. Strategic Equity Fund	20.50%	12.42%	11.07%
Russell 1000® Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 607,288,000
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 4,393,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$607,288
Total Number of Portfolio Holdings	497
Total Advisory Fees Paid (thousands)	$4,393
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Securities Sold Short	(5.9)%
Short-Term Investments	2.0%
Common Stocks	103.6%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.02% of its advisory fee. Effective March 1, 2024, RIM contractually agreed to waive 0.04% of its advisory fee.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to waive 0.02% of its advisory fee. Effective March 1, 2024, RIM contractually agreed to waive 0.04% of its advisory fee.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

C000018546
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Trading Symbol	RIFBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  U.S. small cap equity market returns were muted for the first half of 2024, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. The final quarter of 2024 saw a return to prior performance, with the Russell 2000® Index lagging the Russell 1000® Index as the market rallied behind dynamic growth names following Trump’s re-election. Overall, information technology and consumer staples were the best performing sectors in the Russell 2000® Index, while energy and healthcare lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Two out of the Fund’s six money managers with allocated assets outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology, materials and consumer discretionary sectors underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were negative as well, as an underweight to the information technology sector and overweights to the healthcare and materials sectors detracted. Russell Investment Management, LLC (“RIM”) fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	U.S. Small Cap Equity Fund	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,281	10,048	9,559
2016	11,013	11,327	11,595
2017	12,718	13,721	13,294
2018	11,195	13,002	11,830
2019	13,778	17,035	14,849
2020	15,528	20,593	17,813
2021	19,532	25,877	20,453
2022	16,416	20,907	16,273
2023	18,650	26,334	19,028
2024	20,240	32,604	21,223

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. Small Cap Equity Fund	8.53%	8.00%	7.31%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 214,504,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 1,951,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$214,504
Total Number of Portfolio Holdings	1,134
Total Advisory Fees Paid (thousands)	$1,951
Portfolio Turnover Rate	73%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.9)%
Short-Term Investments	3.7%
Common Stocks	100.2%

Material Fund Change [Text Block]

Material Fund Changes

Until April 30, 2024, RIM contractually agreed to waive 0.04% of its advisory fee. Effective May 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until April 30, 2024, RIM contractually agreed to waive 0.04% of its advisory fee. Effective May 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

C000018547
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Trading Symbol	RIFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 4.70%. Growth, momentum and value outperformed while small size, low volatility and quality lagged the benchmark. Positive market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. Sector allocation was modestly positive, as the Fund’s underweights to the health care, energy and utilities sectors were tailwinds. Stock selection was impacted by overweight positions in Schlumberger NV and Randstad NV, along with an underweight position in Hitachi, Ltd, which were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Tencent Holdings, Ltd. The top performing money manager strategy was a growth strategy with exposure to growth and momentum along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, momentum and low volatility, outperformed over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	International Developed Markets Fund	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,869	9,696	9,744
2016	10,102	9,963	9,981
2017	12,624	12,374	12,461
2018	10,747	10,631	10,705
2019	12,866	13,022	13,113
2020	13,519	14,010	14,107
2021	15,230	15,778	15,888
2022	13,243	13,523	13,618
2023	15,397	15,949	16,061
2024	15,824	16,699	16,816

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
International Developed Markets Fund	2.78%	4.23%	4.70%
MSCI World ex USA Index (Net)	4.70%	5.10%	5.26%
International Developed Markets Linked BenchmarkFootnote Reference(a)	4.70%	5.10%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 335,410,000
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 3,143,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$335,410
Total Number of Portfolio Holdings	552
Total Advisory Fees Paid (thousands)	$3,143
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	4.0%
Common Stocks	93.6%

C000018549
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Trading Symbol	RIFDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels throughout the fiscal year. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position implemented via derivatives detracted from performance as interest rates increased over the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening during the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Strategic Bond Fund	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	9,986	10,055
2016	10,296	10,321
2017	10,693	10,687
2018	10,607	10,688
2019	11,582	11,620
2020	12,558	12,492
2021	12,330	12,299
2022	10,570	10,699
2023	10,994	11,291
2024	11,085	11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Strategic Bond Fund	0.83%	(0.87)%	1.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 864,889,000
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 4,786,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$864,889
Total Number of Portfolio Holdings	956
Total Advisory Fees Paid (thousands)	$4,786
Portfolio Turnover Rate	94%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(8.1)%
Short-Term Investments	28.4%
Long-Term Investments	79.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 1, 2024, Russell Investment Management (“RIM”) contractually agreed to waive 0.01% of its advisory fee.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund. In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, Russell Investment Management (“RIM”) contractually agreed to waive 0.01% of its advisory fee.
Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund. In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

C000018548
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Trading Symbol	RIFSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund outperformed its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within the U.S. health care sector and real estate securities in Australia was also beneficial. Unfavorable security selection among U.S. residential REITs had a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. health care REITs driving outperformance. Russell Investment Management, LLC’s positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the office sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Global Real Estate Securities Fund	MSCI World Index (Net)Footnote Reference(a)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,025	9,913	9,921
2016	10,328	10,657	10,324
2017	11,547	13,045	11,394
2018	10,886	11,908	10,752
2019	13,242	15,203	13,107
2020	12,557	17,621	11,923
2021	15,971	21,465	15,033
2022	11,696	17,571	11,262
2023	12,930	21,751	12,351
2024	13,113	25,812	12,467

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	1.42%	(0.20)%	2.75%
MSCI World Index (Net)Footnote Reference(a)	18.67%	11.17%	9.95%
FTSE EPRA Nareit Developed Index (Net)	0.94%	(1.00)%	2.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 928,816,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 7,612,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$928,816
Total Number of Portfolio Holdings	144
Total Advisory Fees Paid (thousands)	$7,612
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Short-Term Investments	5.0%
Common Stocks	92.7%

C000047304
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Trading Symbol	RIFGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market) which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Moderate Strategy Fund	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,829	10,043	10,055
2016	10,591	10,436	10,321
2017	11,638	10,863	10,687
2018	11,065	10,835	10,688
2019	12,452	11,842	11,620
2020	13,249	12,739	12,492
2021	14,340	12,598	12,299
2022	12,095	10,961	10,699
2023	13,464	11,638	11,291
2024	14,338	11,875	11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Moderate Strategy Fund	6.48%	2.86%	3.67%
Bloomberg U.S. Universal IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 66,178,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 139,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$66,178
Total Number of Portfolio Holdings	10
Total Advisory Fees Paid (thousands)	$139
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

C000047305
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Trading Symbol	RIFHX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Balanced Strategy Fund	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,770	9,764	10,055
2016	10,654	10,531	10,321
2017	11,933	13,056	10,687
2018	11,122	11,827	10,688
2019	12,951	14,973	11,620
2020	13,942	17,406	12,492
2021	15,760	20,633	12,299
2022	13,183	16,844	10,699
2023	15,098	20,584	11,291
2024	16,529	24,183	11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Balanced Strategy Fund	9.48%	5.00%	5.15%
MSCI ACWI Index (Net)Footnote Reference(a)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 211,569,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 432,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$211,569
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$432
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

C000047306
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Trading Symbol	RIFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Growth Strategy Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Growth Strategy Fund	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,669	9,764	10,092
2016	10,609	10,531	11,308
2017	12,270	13,056	13,761
2018	11,282	11,827	13,102
2019	13,320	14,973	17,220
2020	14,619	17,406	20,830
2021	17,169	20,633	26,340
2022	14,215	16,844	21,302
2023	16,768	20,584	26,953
2024	18,770	24,183	33,560

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Growth Strategy Fund	11.94%	7.10%	6.50%
MSCI ACWI Index (Net)Footnote Reference(a)	17.49%	10.06%	9.23%
Russell 1000® Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 179,482,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$179,482
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$364
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

C000047307
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Trading Symbol	RIFJX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Growth Strategy Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Equity Growth Strategy Fund	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,613	9,764	10,092
2016	10,656	10,531	11,308
2017	12,526	13,056	13,761
2018	11,342	11,827	13,102
2019	13,620	14,973	17,220
2020	14,745	17,406	20,830
2021	17,636	20,633	26,340
2022	14,518	16,844	21,302
2023	17,352	20,584	26,953
2024	19,624	24,183	33,560

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Equity Growth Strategy Fund	13.09%	7.58%	6.97%
MSCI ACWI Index (Net)Footnote Reference(a)	17.49%	10.06%	9.23%
Russell 1000® Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 48,053,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$48,053
Total Number of Portfolio Holdings	10
Total Advisory Fees Paid (thousands)	$97
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%